Income Tax Expense and Deferred Taxes - Summary of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current tax expense	$ 39,232	$ 47,166
Deferred tax expense (recovery)	(19,849)	9,039
Income tax expense	$ 19,383	$ 56,205